Investments in Joint Ventures and Associates - Schedule of Financial Information of Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summarized statement of financial position
Derivatives	€ 485	€ 771
Other assets	7,530	8,944
Total assets	317,233	327,390
Insurance liabilities	176,067	188,359
Borrowings and subordinated liabilities	1,461	1,653
Derivatives	1,469	2,435
Other liabilities	6,445	7,124
Total liabilities	307,738	318,077
Non-controlling interests	85	126
Other equity instruments	1,978	1,972
Summarized statement of comprehensive income
Insurance revenue	9,097	9,841	€ 10,386
Insurance service result	511	376	342
Profit or loss from continuing operations	1,045	660	(391)
Income tax expense or income	65	(16)	(209)
Net result from continuing operations	980	676	(182)
Post-tax profit or loss from discontinued operations	0	0	(17)
Post-tax profit or (loss)	980	676	(199)
Other comprehensive income	412	573	421
Total comprehensive income	1,392	1,248	€ 222
Carrying amount	2,638	3,122
Other Associates [member]
Summarized statement of financial position
Current assets	495	501
Non-current assets	1,090	732
Total assets	1,585	1,233
Current liabilities	308	343
Non-current liabilities	10	25
Total liabilities	319	369
Net assets	1,266	864
Summarized statement of comprehensive income
Post-tax profit or (loss)	92	86
Other comprehensive income	0	0
Total comprehensive income	92	86
Dividends received	15	11
Carrying amount	374	311
ASR [member]
Summarized statement of financial position
Investments	79,124	80,484
Derivatives	15,905	11,767
Other assets	47,326	46,457
Total assets	142,355	138,709
Insurance liabilities	101,431	102,723
Borrowings and subordinated liabilities	4,802	5,140
Derivatives	15,453	8,666
Other liabilities	10,405	12,293
Total liabilities	132,091	128,822
Non-controlling interests	13	47
Other equity instruments	1,477	977
Total other equity components	1,490	1,024
Net assets	8,774	8,863
Summarized statement of comprehensive income
Insurance revenue	10,342	9,601
Insurance service result	765	772
Profit or loss from continuing operations	808	1,418
Income tax expense or income	(159)	(375)
Net result from continuing operations	649	1,043
Post-tax profit or loss from discontinued operations	0	35
Other comprehensive income - that may be recycled to profit or loss	228	283
Total comprehensive income	877	1,361
Dividends received	€ 200	€ 188
Group share	24.12%	29.95%
Group share of post-tax profit or loss	€ 178	€ 325
Group share of other comprehensive income	€ 56	€ 85